Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 5,023	$ 5,871
Federal funds sold and overnight deposits	41,487	18,510
Cash and cash equivalents	46,510	24,381
Interest bearing deposits in banks	21,922	24,020
Investment securities available-for-sale	20,630	42,954
Investment securities held-to-maturity (fair value $5.5 million and $4.0 million at December 31, 2012 and December 31, 2011, respectively)	5,496	4,000
Loans held for sale	11,014	4,888
Loans	444,145	424,319
Allowance for loan losses	(4,657)	(4,226)
Net deferred loan costs	139	177
Net loans	439,627	420,270
Accrued interest receivable	1,539	1,810
Premises and equipment, net	10,289	9,163
Core deposit intangible	1,438	1,608
Goodwill	2,223	2,223
Investment in real estate limited partnerships	3,809	4,473
Company-owned life insurance	3,267	3,676
Other assets	9,492	9,285
Total assets	577,256	552,751
Deposits
Noninterest bearing	83,715	76,656
Interest bearing	273,505	239,058
Time	152,773	157,725
Total deposits	509,993	473,439
Borrowed funds	15,747	29,015
Liability for defined benefit pension plan	2,753	5,679
Accrued interest and other liabilities	3,717	4,279
Total liabilities	532,210	512,412
Commitments and Contingencies (Notes 8,15,16,17,18 and 21)
Stockholders’ Equity
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional-paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339
Total liabilities and stockholders' equity	$ 577,256	$ 552,751